15. ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Additional Cash Flow Information
Grants receivable	$ 531	$ 143
Deferred grants	(1,511)	1,607
Mining tax credits	(269)	(798)
Sales taxes receivable	(646)	48
Prepaid expenses	(1,028)	230
Accounts payable and accrued liabilities	2,226	1,159
Total net change in working capital	(697)	2,389
Property and equipment included in accounts payable and accrued liabilities.	2,767	177
Share issue costs included in accounts payables and accrued liabilities	638
Shares issued for interest payment	$ 797